COMMITMENTS (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Other Commitments [Line Items]
Operating Leases, Rent Expense, Net, Total	$ 134,000	$ 122,000	$ 287,000	$ 303,000
Operating Leases Costs Capitalized	$ 55,000	$ 80,000	$ 106,000	$ 161,000
Operating Leases Expiration Term	2014 through 2016		2013 through 2016